Taxation - Summary of Deferred Tax Assets and Deferred Tax Liabilities (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Total deferred tax assets	¥ 346	¥ 303
Net deferred tax assets	346	303
Total deferred tax liabilities	271	265
Net deferred liabilities	271	265
Temporary Differences
Disclosure Of Temporary Difference Unused Tax Losses And Unused Tax Credits [Line Items]
Prepayment and other investments	134	105
Deferred revenue	83	55
Accruals	118	136
Deemed distribution arising from carve out of Tencent Music Business	5	8
Others	10	4
Total deferred tax assets	350	308
Set-off of deferred tax liabilities pursuant to set-off provisions	(4)	(5)
Net deferred tax assets	346	303
Intangible assets acquired in business combinations	275	270
Total deferred tax liabilities	275	270
Net deferred liabilities	¥ 271	¥ 265